SHORT TERM DEBT (Detail) (Short Term Note for Legal Fees Due [Member], USD $)	Dec. 31, 2011
Short Term Note for Legal Fees Due [Member]
Debt Instrument, Face Amount	$ 3,250
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Interest Payable, Current	$ 65